Entry to a Material Agreement	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 13 - Entry to a Material Agreement

On December 12, 2012, the Company entered into a Share Purchase Agreement in which the Company will acquire all the issued and outstanding shares of NFC Data Inc., a corporation organized under the laws of the British Virgin Islands, such that upon completion of the this transaction, NFC Data Inc. will become a wholly owned subsidiary.

The Share Purchase Agreement provides for the issuance of 30,000,000 common shares at a deemed price of US $0.25 per share, for an aggregate consideration of US $7,500,000. The shares issued will be issued pursuant to transactional exemptions from the prospectus delivery and registration requirements of the Securities Act of 1933, as amended. As required by applicable securities laws, the shares will have applicable resale restrictions and hold periods imposed by the applicable federal, state, and local laws of the United States, and of each foreign jurisdiction of the shareholders.

The closing of the transactions is anticipated to be early 2013 or as soon as legally practicable. Conditions precedent to the closing of the transaction shall be subject to completion of a due diligence review by both companies; receipt of approvals and third party consents of the boards of directors of Play LA and NFC Data shareholders and regulatory authorities; and completion of audited financial statements.